Financial Liabilities - Summary of Short-term Borowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 394,906		₩ 696,793
Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	12ML + 0.98
Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	3ML + 0.80~0.90
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 394,906		696,793
Won [member] | Standard Chartered Bank Korea Limited [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	326,400		347,340
Won [member] | Standard Chartered Bank Vietnam And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 68,506		61,613
Won [member] | Standard Chartered Bank China Limited And Others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings			₩ 287,840
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings		$ 363		$ 353	¥ 1,737